Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021	Aug. 27, 2020
ASSETS:
Net operating loss carryforwards	$ 77,586	$ 11,098
Deferred interest expense	58,237	35,741
Reserves and accruals	16,309	7,297
Lease liabilities	2,702	2,620
Tax credits	880	99
Transaction costs	6,049	19,609
Other intangibles		3,458
Gross deferred tax assets	161,763	79,922
Less: Valuation allowance	(144,717)	(57,562)
Net deferred tax assets	17,046	22,360
LIABILITIES:
Intangibles	(102,819)	(82,862)
Property and equipment, net	(5,823)	(1,834)
Accrued Interest	(4,007)	(4,522)
Right-of-use asset	(2,549)	(2,260)
Deferred revenue		(5,156)
Other	(1,243)	(4,299)
Gross deferred tax liabilities	(116,441)	(100,933)	$ (103,930)
Total net deferred tax liabilities, net	(99,395)	$ (78,573)
Operating Loss Carryforwards	82,500
U.S. Federal
LIABILITIES:
Operating Loss Carryforwards	38,700
Interest Expense Carryforwards	58,000
U.S. state and local
LIABILITIES:
Operating Loss Carryforwards	14,000
Foreign
LIABILITIES:
Operating Loss Carryforwards	$ 29,800